Schedule III Real Estate Asset and Accumulated Depreciation (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 557,543	[1]
Initial Cost to Company, Land	481,712
Initial Cost to Company, Buildings and Improvements	1,544,803
Initial Cost to Company, Total	2,026,515
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	64,598
Gross Carrying Amount, Land	480,539
Gross Carrying Amount, Buildings and Improvements	1,610,657
Gross Carrying Amount, Total	2,091,196	[2]
Accumulated Depreciation	305,132
Morrisville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	531	[3]
Initial Cost to Company, Buildings and Improvements	1,891	[3]
Initial Cost to Company, Total	2,422	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	207	[3]
Gross Carrying Amount, Land	531	[3]
Gross Carrying Amount, Buildings and Improvements	2,098	[3]
Gross Carrying Amount, Total	2,629	[2],[3]
Accumulated Depreciation	$ 819	[3]
Date of Construction	2004	[3]
Date Acquired	Nov. 03, 2014	[3]
Cary | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,064	[3]
Initial Cost to Company, Buildings and Improvements	3,301	[3]
Initial Cost to Company, Total	4,365	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	264	[3]
Gross Carrying Amount, Land	1,064	[3]
Gross Carrying Amount, Buildings and Improvements	3,566	[3]
Gross Carrying Amount, Total	4,630	[2],[3]
Accumulated Depreciation	$ 1,327	[3]
Date of Construction	1998/2005/2006	[3]
Date Acquired	Nov. 03, 2014	[3]
Raleigh | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,186	[3]
Initial Cost to Company, Buildings and Improvements	2,540	[3]
Initial Cost to Company, Total	3,726	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	413	[3]
Gross Carrying Amount, Land	1,186	[3]
Gross Carrying Amount, Buildings and Improvements	2,954	[3]
Gross Carrying Amount, Total	4,140	[2],[3]
Accumulated Depreciation	$ 1,330	[3]
Date of Construction	1999	[3]
Date Acquired	Nov. 03, 2014	[3]
Myrtle Beach I | South Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,491	[1]
Initial Cost to Company, Land	1,482
Initial Cost to Company, Buildings and Improvements	4,476
Initial Cost to Company, Total	5,958
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	616
Gross Carrying Amount, Land	1,482
Gross Carrying Amount, Buildings and Improvements	5,093
Gross Carrying Amount, Total	6,575	[2]
Accumulated Depreciation	$ 2,023
Date of Construction	1998/2005-2007
Date Acquired	Nov. 03, 2014
Myrtle Beach II | South Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,736	[1]
Initial Cost to Company, Land	1,690
Initial Cost to Company, Buildings and Improvements	3,654
Initial Cost to Company, Total	5,344
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	422
Gross Carrying Amount, Land	1,690
Gross Carrying Amount, Buildings and Improvements	4,077
Gross Carrying Amount, Total	5,767	[2]
Accumulated Depreciation	$ 1,649
Date of Construction	1999/2006
Date Acquired	Nov. 03, 2014
Whittier | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,323	[1]
Initial Cost to Company, Land	2,730
Initial Cost to Company, Buildings and Improvements	2,917
Initial Cost to Company, Total	5,647
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	869
Gross Carrying Amount, Land	2,730
Gross Carrying Amount, Buildings and Improvements	3,786
Gross Carrying Amount, Total	6,516	[2]
Accumulated Depreciation	$ 1,646
Date of Construction	1989
Date Acquired	Feb. 19, 2015
La Verne | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,976	[1]
Initial Cost to Company, Land	1,950
Initial Cost to Company, Buildings and Improvements	2,037
Initial Cost to Company, Total	3,987
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	353
Gross Carrying Amount, Land	1,950
Gross Carrying Amount, Buildings and Improvements	2,391
Gross Carrying Amount, Total	4,341	[2]
Accumulated Depreciation	$ 1,112
Date of Construction	1986
Date Acquired	Jan. 23, 2015
Santa Ana | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,882	[1]
Initial Cost to Company, Land	4,890
Initial Cost to Company, Buildings and Improvements	4,007
Initial Cost to Company, Total	8,897
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	839
Gross Carrying Amount, Land	4,890
Gross Carrying Amount, Buildings and Improvements	4,846
Gross Carrying Amount, Total	9,736	[2]
Accumulated Depreciation	$ 2,116
Date of Construction	1978
Date Acquired	Feb. 05, 2015
Upland | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,394	[1]
Initial Cost to Company, Land	2,950
Initial Cost to Company, Buildings and Improvements	3,017
Initial Cost to Company, Total	5,967
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	714
Gross Carrying Amount, Land	2,950
Gross Carrying Amount, Buildings and Improvements	3,732
Gross Carrying Amount, Total	6,682	[2]
Accumulated Depreciation	$ 1,673
Date of Construction	1979
Date Acquired	Jan. 29, 2015
La Habra | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,440	[1]
Initial Cost to Company, Land	2,060
Initial Cost to Company, Buildings and Improvements	2,357
Initial Cost to Company, Total	4,417
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	659
Gross Carrying Amount, Land	2,060
Gross Carrying Amount, Buildings and Improvements	3,017
Gross Carrying Amount, Total	5,077	[2]
Accumulated Depreciation	$ 1,231
Date of Construction	1981
Date Acquired	Feb. 05, 2015
Monterey Park | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,417	[1]
Initial Cost to Company, Land	2,020
Initial Cost to Company, Buildings and Improvements	2,217
Initial Cost to Company, Total	4,237
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	426
Gross Carrying Amount, Land	2,020
Gross Carrying Amount, Buildings and Improvements	2,644
Gross Carrying Amount, Total	4,664	[2]
Accumulated Depreciation	$ 1,027
Date of Construction	1987
Date Acquired	Feb. 05, 2015
Huntington Beach | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,555	[1]
Initial Cost to Company, Land	5,460
Initial Cost to Company, Buildings and Improvements	4,857
Initial Cost to Company, Total	10,317
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	584
Gross Carrying Amount, Land	5,460
Gross Carrying Amount, Buildings and Improvements	5,442
Gross Carrying Amount, Total	10,902	[2]
Accumulated Depreciation	$ 2,268
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Chico | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,093	[1]
Initial Cost to Company, Land	400
Initial Cost to Company, Buildings and Improvements	1,337
Initial Cost to Company, Total	1,737
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	393
Gross Carrying Amount, Land	400
Gross Carrying Amount, Buildings and Improvements	1,731
Gross Carrying Amount, Total	2,131	[2]
Accumulated Depreciation	$ 769
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lancaster | California | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,581	[1]
Initial Cost to Company, Land	200
Initial Cost to Company, Buildings and Improvements	1,517
Initial Cost to Company, Total	1,717
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	555
Gross Carrying Amount, Land	200
Gross Carrying Amount, Buildings and Improvements	2,073
Gross Carrying Amount, Total	2,273	[2]
Accumulated Depreciation	$ 1,012
Date of Construction	1980
Date Acquired	Jan. 29, 2015
Lancaster | California | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,209	[1]
Initial Cost to Company, Land	670
Initial Cost to Company, Buildings and Improvements	3,711
Initial Cost to Company, Total	4,381
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	413
Gross Carrying Amount, Land	670
Gross Carrying Amount, Buildings and Improvements	4,125
Gross Carrying Amount, Total	4,795	[2]
Accumulated Depreciation	$ 1,472
Date of Construction	1991
Date Acquired	Jan. 11, 2016
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,185	[1]
Initial Cost to Company, Land	370
Initial Cost to Company, Buildings and Improvements	2,327
Initial Cost to Company, Total	2,697
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	795
Gross Carrying Amount, Land	370
Gross Carrying Amount, Buildings and Improvements	3,123
Gross Carrying Amount, Total	3,493	[2]
Accumulated Depreciation	$ 1,342
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Fairfield | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,580	[1]
Initial Cost to Company, Land	730
Initial Cost to Company, Buildings and Improvements	2,947
Initial Cost to Company, Total	3,677
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	432
Gross Carrying Amount, Land	730
Gross Carrying Amount, Buildings and Improvements	3,380
Gross Carrying Amount, Total	4,110	[2]
Accumulated Depreciation	$ 1,337
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lompoc | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,650	[1]
Initial Cost to Company, Land	1,000
Initial Cost to Company, Buildings and Improvements	2,747
Initial Cost to Company, Total	3,747
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	402
Gross Carrying Amount, Land	1,000
Gross Carrying Amount, Buildings and Improvements	3,150
Gross Carrying Amount, Total	4,150	[2]
Accumulated Depreciation	$ 1,238
Date of Construction	1982
Date Acquired	Feb. 05, 2015
Santa Rosa | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,881	[1]
Initial Cost to Company, Land	3,150
Initial Cost to Company, Buildings and Improvements	6,717
Initial Cost to Company, Total	9,867
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	893
Gross Carrying Amount, Land	3,150
Gross Carrying Amount, Buildings and Improvements	7,611
Gross Carrying Amount, Total	10,761	[2]
Accumulated Depreciation	$ 3,109
Date of Construction	1979-1981
Date Acquired	Jan. 29, 2015
Vallejo | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 990	[3]
Initial Cost to Company, Buildings and Improvements	3,947	[3]
Initial Cost to Company, Total	4,937	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	568	[3]
Gross Carrying Amount, Land	990	[3]
Gross Carrying Amount, Buildings and Improvements	4,516	[3]
Gross Carrying Amount, Total	5,506	[2],[3]
Accumulated Depreciation	$ 1,768	[3]
Date of Construction	1981	[3]
Date Acquired	Jan. 29, 2015	[3]
Federal Heights | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,232	[1]
Initial Cost to Company, Land	1,100
Initial Cost to Company, Buildings and Improvements	3,347
Initial Cost to Company, Total	4,447
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	428
Gross Carrying Amount, Land	1,100
Gross Carrying Amount, Buildings and Improvements	3,776
Gross Carrying Amount, Total	4,876	[2]
Accumulated Depreciation	$ 1,777
Date of Construction	1983
Date Acquired	Jan. 29, 2015
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,510	[1]
Initial Cost to Company, Land	810
Initial Cost to Company, Buildings and Improvements	5,907
Initial Cost to Company, Total	6,717
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,030
Gross Carrying Amount, Land	810
Gross Carrying Amount, Buildings and Improvements	6,938
Gross Carrying Amount, Total	7,748	[2]
Accumulated Depreciation	$ 2,878
Date of Construction	1984
Date Acquired	Feb. 05, 2015
Littleton | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,046	[1]
Initial Cost to Company, Land	1,680
Initial Cost to Company, Buildings and Improvements	2,457
Initial Cost to Company, Total	4,137
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	395
Gross Carrying Amount, Land	1,680
Gross Carrying Amount, Buildings and Improvements	2,852
Gross Carrying Amount, Total	4,532	[2]
Accumulated Depreciation	$ 1,235
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Bloomingdale | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,232	[1]
Initial Cost to Company, Land	810
Initial Cost to Company, Buildings and Improvements	3,857
Initial Cost to Company, Total	4,667
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	552
Gross Carrying Amount, Land	810
Gross Carrying Amount, Buildings and Improvements	4,410
Gross Carrying Amount, Total	5,220	[2]
Accumulated Depreciation	$ 1,771
Date of Construction	1987
Date Acquired	Feb. 19, 2015
Crestwood | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,534	[1]
Initial Cost to Company, Land	250
Initial Cost to Company, Buildings and Improvements	2,097
Initial Cost to Company, Total	2,347
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	438
Gross Carrying Amount, Land	250
Gross Carrying Amount, Buildings and Improvements	2,536
Gross Carrying Amount, Total	2,786	[2]
Accumulated Depreciation	$ 1,111
Date of Construction	1987
Date Acquired	Jan. 23, 2015
Forestville | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,254	[1]
Initial Cost to Company, Land	1,940
Initial Cost to Company, Buildings and Improvements	4,347
Initial Cost to Company, Total	6,287
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,181
Gross Carrying Amount, Land	1,940
Gross Carrying Amount, Buildings and Improvements	5,529
Gross Carrying Amount, Total	7,469	[2]
Accumulated Depreciation	$ 2,676
Date of Construction	1988
Date Acquired	Jan. 23, 2015
Warren | Michigan | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,836	[1]
Initial Cost to Company, Land	230
Initial Cost to Company, Buildings and Improvements	2,967
Initial Cost to Company, Total	3,197
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	705
Gross Carrying Amount, Land	230
Gross Carrying Amount, Buildings and Improvements	3,673
Gross Carrying Amount, Total	3,903	[2]
Accumulated Depreciation	$ 1,535
Date of Construction	1996
Date Acquired	May 08, 2015
Warren | Michigan | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,115	[1]
Initial Cost to Company, Land	240
Initial Cost to Company, Buildings and Improvements	3,067
Initial Cost to Company, Total	3,307
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	772
Gross Carrying Amount, Land	240
Gross Carrying Amount, Buildings and Improvements	3,840
Gross Carrying Amount, Total	4,080	[2]
Accumulated Depreciation	$ 1,626
Date of Construction	1987
Date Acquired	May 08, 2015
Sterling Heights | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,162	[1]
Initial Cost to Company, Land	250
Initial Cost to Company, Buildings and Improvements	3,287
Initial Cost to Company, Total	3,537
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,003
Gross Carrying Amount, Land	250
Gross Carrying Amount, Buildings and Improvements	4,291
Gross Carrying Amount, Total	4,541	[2]
Accumulated Depreciation	$ 1,705
Date of Construction	1977
Date Acquired	May 21, 2015
Troy | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,208	[1]
Initial Cost to Company, Land	240
Initial Cost to Company, Buildings and Improvements	4,177
Initial Cost to Company, Total	4,417
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	523
Gross Carrying Amount, Land	240
Gross Carrying Amount, Buildings and Improvements	4,701
Gross Carrying Amount, Total	4,941	[2]
Accumulated Depreciation	$ 1,886
Date of Construction	1988
Date Acquired	May 08, 2015
Troy | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 151	[3]
Initial Cost to Company, Buildings and Improvements	2,596	[3]
Initial Cost to Company, Total	2,747	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	3,039	[3]
Gross Carrying Amount, Land	151	[3]
Gross Carrying Amount, Buildings and Improvements	5,636	[3]
Gross Carrying Amount, Total	5,787	[2],[3]
Accumulated Depreciation	$ 1,169	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Beverly | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,302	[1]
Initial Cost to Company, Land	400
Initial Cost to Company, Buildings and Improvements	1,697
Initial Cost to Company, Total	2,097
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	472
Gross Carrying Amount, Land	400
Gross Carrying Amount, Buildings and Improvements	2,169
Gross Carrying Amount, Total	2,569	[2]
Accumulated Depreciation	$ 835
Date of Construction	1988
Date Acquired	May 28, 2015
Everett | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,557	[1]
Initial Cost to Company, Land	2,010
Initial Cost to Company, Buildings and Improvements	2,957
Initial Cost to Company, Total	4,967
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	862
Gross Carrying Amount, Land	2,010
Gross Carrying Amount, Buildings and Improvements	3,819
Gross Carrying Amount, Total	5,829	[2]
Accumulated Depreciation	$ 1,529
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Foley | Alabama
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,882	[1]
Initial Cost to Company, Land	1,839
Initial Cost to Company, Buildings and Improvements	5,717
Initial Cost to Company, Total	7,556
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,194
Gross Carrying Amount, Land	1,839
Gross Carrying Amount, Buildings and Improvements	6,912
Gross Carrying Amount, Total	8,751	[2]
Accumulated Depreciation	$ 2,674
Date of Construction	1985/1996/2006
Date Acquired	Sep. 11, 2015
Tampa | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,534	[1]
Initial Cost to Company, Land	718
Initial Cost to Company, Buildings and Improvements	2,257
Initial Cost to Company, Total	2,975
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	733
Gross Carrying Amount, Land	718
Gross Carrying Amount, Buildings and Improvements	2,992
Gross Carrying Amount, Total	3,710	[2]
Accumulated Depreciation	$ 1,135
Date of Construction	1985
Date Acquired	Nov. 03, 2015
Boynton Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,671	[1]
Initial Cost to Company, Land	1,983
Initial Cost to Company, Buildings and Improvements	15,233
Initial Cost to Company, Total	17,216
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	618
Gross Carrying Amount, Land	1,983
Gross Carrying Amount, Buildings and Improvements	15,852
Gross Carrying Amount, Total	17,835	[2]
Accumulated Depreciation	$ 4,389
Date of Construction	2004
Date Acquired	Jan. 07, 2016
Milton | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,834	[1],[4]
Initial Cost to Company, Land	1,453	[4]
Initial Cost to Company, Buildings and Improvements	7,930	[4]
Initial Cost to Company, Total	9,383	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	85	[4],[5]
Gross Carrying Amount, Land	1,405	[4]
Gross Carrying Amount, Buildings and Improvements	8,064	[4]
Gross Carrying Amount, Total	9,469	[2],[4]
Accumulated Depreciation	$ 2,294	[4]
Date of Construction	2006	[4]
Date Acquired	Feb. 11, 2016	[4]
Burlington | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,817	[1],[4]
Initial Cost to Company, Land	3,293	[4]
Initial Cost to Company, Buildings and Improvements	10,279	[4]
Initial Cost to Company, Total	13,572	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	209	[4],[5]
Gross Carrying Amount, Land	3,184	[4]
Gross Carrying Amount, Buildings and Improvements	10,597	[4]
Gross Carrying Amount, Total	13,781	[2],[4]
Accumulated Depreciation	$ 3,002	[4]
Date of Construction	2011	[4]
Date Acquired	Feb. 11, 2016	[4]
Burlington | Ontario | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,402	[1],[4]
Initial Cost to Company, Land	2,944	[4]
Initial Cost to Company, Buildings and Improvements	5,126	[4]
Initial Cost to Company, Total	8,070	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(215)	[4],[5]
Gross Carrying Amount, Land	2,768	[4]
Gross Carrying Amount, Buildings and Improvements	5,087	[4]
Gross Carrying Amount, Total	7,855	[2],[4]
Accumulated Depreciation	$ 1,513	[4]
Date of Construction	2008	[4]
Date Acquired	Feb. 29, 2016	[4]
Oakville | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,844	[1],[4]
Initial Cost to Company, Land	2,655	[4]
Initial Cost to Company, Buildings and Improvements	13,072	[4]
Initial Cost to Company, Total	15,727	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	3,765	[4],[5]
Gross Carrying Amount, Land	2,567	[4]
Gross Carrying Amount, Buildings and Improvements	16,927	[4]
Gross Carrying Amount, Total	19,494	[2],[4]
Accumulated Depreciation	$ 4,341	[4]
Date of Construction	2016	[4]
Date Acquired	Feb. 11, 2016	[4]
Oakville | Ontario | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,128	[1],[4]
Initial Cost to Company, Land	2,983	[4]
Initial Cost to Company, Buildings and Improvements	9,346	[4]
Initial Cost to Company, Total	12,329	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(408)	[4],[5]
Gross Carrying Amount, Land	2,805	[4]
Gross Carrying Amount, Buildings and Improvements	9,117	[4]
Gross Carrying Amount, Total	11,922	[2],[4]
Accumulated Depreciation	$ 2,712	[4]
Date of Construction	2004	[4]
Date Acquired	Feb. 29, 2016	[4]
Xenia | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 275	[3]
Initial Cost to Company, Buildings and Improvements	2,665	[3]
Initial Cost to Company, Total	2,940	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	185	[3]
Gross Carrying Amount, Land	275	[3]
Gross Carrying Amount, Buildings and Improvements	2,850	[3]
Gross Carrying Amount, Total	3,125	[2],[3]
Accumulated Depreciation	$ 1,031	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Sidney | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255	[3]
Initial Cost to Company, Buildings and Improvements	1,806	[3]
Initial Cost to Company, Total	2,061	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	243	[3]
Gross Carrying Amount, Land	255	[3]
Gross Carrying Amount, Buildings and Improvements	2,050	[3]
Gross Carrying Amount, Total	2,305	[2],[3]
Accumulated Depreciation	$ 1,064	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Greenville | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 83	[3]
Initial Cost to Company, Buildings and Improvements	1,909	[3]
Initial Cost to Company, Total	1,992	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,121	[3]
Gross Carrying Amount, Land	83	[3]
Gross Carrying Amount, Buildings and Improvements	3,031	[3]
Gross Carrying Amount, Total	3,114	[2],[3]
Accumulated Depreciation	$ 789	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Washington Court House | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255	[3]
Initial Cost to Company, Buildings and Improvements	1,882	[3]
Initial Cost to Company, Total	2,137	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	214	[3]
Gross Carrying Amount, Land	255	[3]
Gross Carrying Amount, Buildings and Improvements	2,097	[3]
Gross Carrying Amount, Total	2,352	[2],[3]
Accumulated Depreciation	$ 774	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Richmond | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 223	[3]
Initial Cost to Company, Buildings and Improvements	2,944	[3]
Initial Cost to Company, Total	3,167	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	333	[3]
Gross Carrying Amount, Land	223	[3]
Gross Carrying Amount, Buildings and Improvements	3,279	[3]
Gross Carrying Amount, Total	3,502	[2],[3]
Accumulated Depreciation	$ 1,214	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Connersville | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 156	[3]
Initial Cost to Company, Buildings and Improvements	1,652	[3]
Initial Cost to Company, Total	1,808	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	158	[3]
Gross Carrying Amount, Land	156	[3]
Gross Carrying Amount, Buildings and Improvements	1,811	[3]
Gross Carrying Amount, Total	1,967	[2],[3]
Accumulated Depreciation	$ 682	[3]
Date of Construction	2003	[3]
Date Acquired	Apr. 20, 2016	[3]
Port St. Lucie | Florida | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,590	[3]
Initial Cost to Company, Buildings and Improvements	6,340	[3]
Initial Cost to Company, Total	8,930	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	318	[3]
Gross Carrying Amount, Land	2,590	[3]
Gross Carrying Amount, Buildings and Improvements	6,658	[3]
Gross Carrying Amount, Total	9,248	[2],[3]
Accumulated Depreciation	$ 2,091	[3]
Date of Construction	1999	[3]
Date Acquired	Apr. 29, 2016	[3]
Port St. Lucie | Florida | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,897	[1]
Initial Cost to Company, Land	5,131
Initial Cost to Company, Buildings and Improvements	8,410
Initial Cost to Company, Total	13,541
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	468
Gross Carrying Amount, Land	5,131
Gross Carrying Amount, Buildings and Improvements	8,879
Gross Carrying Amount, Total	14,010	[2]
Accumulated Depreciation	$ 2,873
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,205	[3]
Initial Cost to Company, Buildings and Improvements	6,617	[3]
Initial Cost to Company, Total	7,822	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	385	[3]
Gross Carrying Amount, Land	991	[3]
Gross Carrying Amount, Buildings and Improvements	7,217	[3]
Gross Carrying Amount, Total	8,208	[2],[3]
Accumulated Depreciation	$ 2,081	[3]
Date of Construction	2006	[3]
Date Acquired	May 09, 2016	[3]
Oakland | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,711	[3]
Initial Cost to Company, Buildings and Improvements	6,902	[3]
Initial Cost to Company, Total	12,613	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	399	[3]
Gross Carrying Amount, Land	5,711	[3]
Gross Carrying Amount, Buildings and Improvements	7,302	[3]
Gross Carrying Amount, Total	13,013	[2],[3]
Accumulated Depreciation	$ 2,118	[3]
Date of Construction	1979	[3]
Date Acquired	May 18, 2016	[3]
Concord | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 19,090	[3]
Initial Cost to Company, Buildings and Improvements	17,203	[3]
Initial Cost to Company, Total	36,293	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,258	[3]
Gross Carrying Amount, Land	19,090	[3]
Gross Carrying Amount, Buildings and Improvements	18,462	[3]
Gross Carrying Amount, Total	37,552	[2],[3]
Accumulated Depreciation	$ 5,448	[3]
Date of Construction	1988/1998	[3]
Date Acquired	May 18, 2016	[3]
Pompano Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,205	[1]
Initial Cost to Company, Land	3,948
Initial Cost to Company, Buildings and Improvements	16,656
Initial Cost to Company, Total	20,604
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	388
Gross Carrying Amount, Land	3,948
Gross Carrying Amount, Buildings and Improvements	17,045
Gross Carrying Amount, Total	20,993	[2]
Accumulated Depreciation	$ 4,454
Date of Construction	1979
Date Acquired	Jun. 01, 2016
Lake Worth | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,910	[1]
Initial Cost to Company, Land	12,108
Initial Cost to Company, Buildings and Improvements	10,804
Initial Cost to Company, Total	22,912
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(292)
Gross Carrying Amount, Land	12,108
Gross Carrying Amount, Buildings and Improvements	10,513
Gross Carrying Amount, Total	22,621	[2]
Accumulated Depreciation	$ 3,914
Date of Construction	1998/2003
Date Acquired	Jun. 01, 2016
Jupiter | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,104	[1]
Initial Cost to Company, Land	16,030
Initial Cost to Company, Buildings and Improvements	10,557
Initial Cost to Company, Total	26,587
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	491
Gross Carrying Amount, Land	16,030
Gross Carrying Amount, Buildings and Improvements	11,049
Gross Carrying Amount, Total	27,079	[2]
Accumulated Depreciation	$ 3,342
Date of Construction	1992/2012
Date Acquired	Jun. 01, 2016
Royal Palm Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,316	[1]
Initial Cost to Company, Land	11,425
Initial Cost to Company, Buildings and Improvements	13,275
Initial Cost to Company, Total	24,700
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	397
Gross Carrying Amount, Land	11,425
Gross Carrying Amount, Buildings and Improvements	13,674
Gross Carrying Amount, Total	25,099	[2]
Accumulated Depreciation	$ 4,634
Date of Construction	2001/2003
Date Acquired	Jun. 01, 2016
Wellington | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,234	[3]
Initial Cost to Company, Buildings and Improvements	11,663	[3]
Initial Cost to Company, Total	21,897	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	393	[3]
Gross Carrying Amount, Land	10,234	[3]
Gross Carrying Amount, Buildings and Improvements	12,057	[3]
Gross Carrying Amount, Total	22,291	[2],[3]
Accumulated Depreciation	$ 3,393	[3]
Date of Construction	2005	[3]
Date Acquired	Jun. 01, 2016	[3]
Doral | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,336	[3]
Initial Cost to Company, Buildings and Improvements	11,485	[3]
Initial Cost to Company, Total	22,821	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	456	[3]
Gross Carrying Amount, Land	11,336	[3]
Gross Carrying Amount, Buildings and Improvements	11,942	[3]
Gross Carrying Amount, Total	23,278	[2],[3]
Accumulated Depreciation	$ 3,447	[3]
Date of Construction	1998	[3]
Date Acquired	Jun. 01, 2016	[3]
Plantation | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 15,267	[1]
Initial Cost to Company, Land	12,989
Initial Cost to Company, Buildings and Improvements	19,225
Initial Cost to Company, Total	32,214
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	877
Gross Carrying Amount, Land	12,989
Gross Carrying Amount, Buildings and Improvements	20,103
Gross Carrying Amount, Total	33,092	[2]
Accumulated Depreciation	$ 5,658
Date of Construction	2002/2012
Date Acquired	Jun. 01, 2016
Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,789	[3]
Initial Cost to Company, Buildings and Improvements	12,771	[3]
Initial Cost to Company, Total	24,560	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	457	[3]
Gross Carrying Amount, Land	11,789	[3]
Gross Carrying Amount, Buildings and Improvements	13,229	[3]
Gross Carrying Amount, Total	25,018	[2],[3]
Accumulated Depreciation	$ 3,664	[3]
Date of Construction	2002	[3]
Date Acquired	Jun. 01, 2016	[3]
Delray | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,379	[1]
Initial Cost to Company, Land	17,097
Initial Cost to Company, Buildings and Improvements	12,984
Initial Cost to Company, Total	30,081
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	464
Gross Carrying Amount, Land	17,097
Gross Carrying Amount, Buildings and Improvements	13,449
Gross Carrying Amount, Total	30,546	[2]
Accumulated Depreciation	$ 3,861
Date of Construction	2003
Date Acquired	Jun. 01, 2016
Baltimore | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,898	[3]
Initial Cost to Company, Buildings and Improvements	22,428	[3]
Initial Cost to Company, Total	26,326	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	768	[3]
Gross Carrying Amount, Land	3,898	[3]
Gross Carrying Amount, Buildings and Improvements	23,197	[3]
Gross Carrying Amount, Total	27,095	[2],[3]
Accumulated Depreciation	$ 6,833	[3]
Date of Construction	1990/2014	[3]
Date Acquired	Jun. 01, 2016	[3]
Sonoma | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,795	[1]
Initial Cost to Company, Land	3,468
Initial Cost to Company, Buildings and Improvements	3,680
Initial Cost to Company, Total	7,148
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	234
Gross Carrying Amount, Land	3,468
Gross Carrying Amount, Buildings and Improvements	3,915
Gross Carrying Amount, Total	7,383	[2]
Accumulated Depreciation	$ 1,232
Date of Construction	1984
Date Acquired	Jun. 14, 2016
Las Vegas I | Nevada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,159	[1]
Initial Cost to Company, Land	2,391
Initial Cost to Company, Buildings and Improvements	11,118
Initial Cost to Company, Total	13,509
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	383
Gross Carrying Amount, Land	2,391
Gross Carrying Amount, Buildings and Improvements	11,502
Gross Carrying Amount, Total	13,893	[2]
Accumulated Depreciation	$ 3,035
Date of Construction	2002
Date Acquired	Jul. 28, 2016
Las Vegas II | Nevada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,208	[1]
Initial Cost to Company, Land	3,840
Initial Cost to Company, Buildings and Improvements	9,917
Initial Cost to Company, Total	13,757
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	373
Gross Carrying Amount, Land	3,840
Gross Carrying Amount, Buildings and Improvements	10,291
Gross Carrying Amount, Total	14,131	[2]
Accumulated Depreciation	$ 2,978
Date of Construction	2000
Date Acquired	Sep. 23, 2016
Las Vegas III | Nevada | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,474	[1]
Initial Cost to Company, Land	2,566
Initial Cost to Company, Buildings and Improvements	6,339
Initial Cost to Company, Total	8,905
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	509
Gross Carrying Amount, Land	2,566
Gross Carrying Amount, Buildings and Improvements	6,849
Gross Carrying Amount, Total	9,415	[2]
Accumulated Depreciation	$ 2,032
Date of Construction	1989
Date Acquired	Sep. 27, 2016
Asheville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,620	[3]
Initial Cost to Company, Buildings and Improvements	11,174	[3]
Initial Cost to Company, Total	14,794	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	604	[3]
Gross Carrying Amount, Land	3,620	[3]
Gross Carrying Amount, Buildings and Improvements	11,778	[3]
Gross Carrying Amount, Total	15,398	[2],[3]
Accumulated Depreciation	$ 3,470	[3]
Date of Construction	1988/2005/2015	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,765	[3]
Initial Cost to Company, Buildings and Improvements	3,107	[3]
Initial Cost to Company, Total	4,872	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	281	[3]
Gross Carrying Amount, Land	1,765	[3]
Gross Carrying Amount, Buildings and Improvements	3,389	[3]
Gross Carrying Amount, Total	5,154	[2],[3]
Accumulated Depreciation	$ 1,066	[3]
Date of Construction	1984	[3]
Date Acquired	Dec. 30, 2016	[3]
Hendersonville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,082	[3]
Initial Cost to Company, Buildings and Improvements	3,441	[3]
Initial Cost to Company, Total	4,523	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(455)	[3]
Gross Carrying Amount, Land	1,082	[3]
Gross Carrying Amount, Buildings and Improvements	2,987	[3]
Gross Carrying Amount, Total	4,069	[2],[3]
Accumulated Depreciation	$ 1,088	[3]
Date of Construction	1982	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville III | North Carolina | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,097	[3]
Initial Cost to Company, Buildings and Improvements	4,620	[3]
Initial Cost to Company, Total	9,717	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	314	[3]
Gross Carrying Amount, Land	5,097	[3]
Gross Carrying Amount, Buildings and Improvements	4,935	[3]
Gross Carrying Amount, Total	10,032	[2],[3]
Accumulated Depreciation	$ 1,620	[3]
Date of Construction	1991/2002	[3]
Date Acquired	Dec. 30, 2016	[3]
Arden | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,790	[3]
Initial Cost to Company, Buildings and Improvements	10,266	[3]
Initial Cost to Company, Total	12,056	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	596	[3]
Gross Carrying Amount, Land	1,790	[3]
Gross Carrying Amount, Buildings and Improvements	10,863	[3]
Gross Carrying Amount, Total	12,653	[2],[3]
Accumulated Depreciation	$ 2,891	[3]
Date of Construction	1973	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville IV | North Carolina | Property Four
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,558	[3]
Initial Cost to Company, Buildings and Improvements	4,455	[3]
Initial Cost to Company, Total	9,013	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	321	[3]
Gross Carrying Amount, Land	4,558	[3]
Gross Carrying Amount, Buildings and Improvements	4,777	[3]
Gross Carrying Amount, Total	9,335	[2],[3]
Accumulated Depreciation	$ 1,587	[3]
Date of Construction	1985/1986/2005	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville V | North Carolina | Property Five
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,415	[3]
Initial Cost to Company, Buildings and Improvements	7,826	[3]
Initial Cost to Company, Total	10,241	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	463	[3]
Gross Carrying Amount, Land	2,415	[3]
Gross Carrying Amount, Buildings and Improvements	8,290	[3]
Gross Carrying Amount, Total	10,705	[2],[3]
Accumulated Depreciation	$ 2,449	[3]
Date of Construction	1978/2009/2014	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville VI | North Carolina | Property Six
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,306	[3]
Initial Cost to Company, Buildings and Improvements	5,121	[3]
Initial Cost to Company, Total	6,427	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	296	[3]
Gross Carrying Amount, Land	1,306	[3]
Gross Carrying Amount, Buildings and Improvements	5,419	[3]
Gross Carrying Amount, Total	6,725	[2],[3]
Accumulated Depreciation	$ 1,509	[3]
Date of Construction	2004	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville VIII | North Carolina | Property Eight
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,765	[3],[6]
Initial Cost to Company, Buildings and Improvements	6,163	[3],[6]
Initial Cost to Company, Total	7,928	[3],[6]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(6,163)	[3],[6]
Gross Carrying Amount, Land	1,765	[3],[6]
Gross Carrying Amount, Total	$ 1,765	[2],[3],[6]
Date of Construction	1968/2002	[3],[6]
Date Acquired	Dec. 30, 2016	[3],[6]
Hendersonville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,598	[3]
Initial Cost to Company, Buildings and Improvements	5,037	[3]
Initial Cost to Company, Total	7,635	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	357	[3]
Gross Carrying Amount, Land	2,598	[3]
Gross Carrying Amount, Buildings and Improvements	5,396	[3]
Gross Carrying Amount, Total	7,994	[2],[3]
Accumulated Depreciation	$ 1,881	[3]
Date of Construction	1989/2003	[3]
Date Acquired	Dec. 30, 2016	[3]
Asheville VII | North Carolina | Property Seven
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 782	[3]
Initial Cost to Company, Buildings and Improvements	2,140	[3]
Initial Cost to Company, Total	2,922	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	114	[3]
Gross Carrying Amount, Land	782	[3]
Gross Carrying Amount, Buildings and Improvements	2,254	[3]
Gross Carrying Amount, Total	3,036	[2],[3]
Accumulated Depreciation	$ 711	[3]
Date of Construction	1999	[3]
Date Acquired	Dec. 30, 2016	[3]
Sweeten Creek Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 348
Initial Cost to Company, Total	348
Gross Carrying Amount, Land	348
Gross Carrying Amount, Total	348	[2]
Accumulated Depreciation	$ 0
Date Acquired	Dec. 30, 2016
Highland Center Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 50
Initial Cost to Company, Total	50
Gross Carrying Amount, Land	50
Gross Carrying Amount, Total	$ 50	[2]
Date Acquired	Dec. 30, 2016
Aurora II | Colorado | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,585	[3]
Initial Cost to Company, Buildings and Improvements	8,196	[3]
Initial Cost to Company, Total	9,781	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	169	[3]
Gross Carrying Amount, Land	1,585	[3]
Gross Carrying Amount, Buildings and Improvements	8,367	[3]
Gross Carrying Amount, Total	9,952	[2],[3]
Accumulated Depreciation	$ 2,629	[3]
Date of Construction	2012	[3]
Date Acquired	Jan. 11, 2017	[3]
Dufferin | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 17,111	[1],[4]
Initial Cost to Company, Land	6,259	[4]
Initial Cost to Company, Buildings and Improvements	16,287	[4]
Initial Cost to Company, Total	22,546	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	322	[4],[5]
Gross Carrying Amount, Land	6,169	[4]
Gross Carrying Amount, Buildings and Improvements	16,700	[4]
Gross Carrying Amount, Total	22,869	[2],[4]
Accumulated Depreciation	$ 4,332	[4]
Date of Construction	2015	[4]
Date Acquired	Feb. 01, 2017	[4]
Mavis | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 13,131	[1],[4]
Initial Cost to Company, Land	4,657	[4]
Initial Cost to Company, Buildings and Improvements	14,494	[4]
Initial Cost to Company, Total	19,151	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	71	[4],[5]
Gross Carrying Amount, Land	4,591	[4]
Gross Carrying Amount, Buildings and Improvements	14,632	[4]
Gross Carrying Amount, Total	19,223	[2],[4]
Accumulated Depreciation	$ 3,735	[4]
Date of Construction	2013	[4]
Date Acquired	Feb. 01, 2017	[4]
Brewster | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,670	[1],[4]
Initial Cost to Company, Land	4,136	[4]
Initial Cost to Company, Buildings and Improvements	9,527	[4]
Initial Cost to Company, Total	13,663	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	7	[4],[5]
Gross Carrying Amount, Land	4,077	[4]
Gross Carrying Amount, Buildings and Improvements	9,595	[4]
Gross Carrying Amount, Total	13,672	[2],[4]
Accumulated Depreciation	$ 2,519	[4]
Date of Construction	2013	[4]
Date Acquired	Feb. 01, 2017	[4]
Granite | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,858	[1],[4]
Initial Cost to Company, Land	3,126	[4]
Initial Cost to Company, Buildings and Improvements	8,701	[4]
Initial Cost to Company, Total	11,827	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	27	[4],[5]
Gross Carrying Amount, Land	3,082	[4]
Gross Carrying Amount, Buildings and Improvements	8,774	[4]
Gross Carrying Amount, Total	11,856	[2],[4]
Accumulated Depreciation	$ 2,177	[4]
Date of Construction	1998/2016	[4]
Date Acquired	Feb. 01, 2017	[4]
Centennial | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,537	[1],[4]
Initial Cost to Company, Land	1,715	[4]
Initial Cost to Company, Buildings and Improvements	11,429	[4]
Initial Cost to Company, Total	13,144	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(104)	[4],[5]
Gross Carrying Amount, Land	1,690	[4]
Gross Carrying Amount, Buildings and Improvements	11,350	[4]
Gross Carrying Amount, Total	13,040	[2],[4]
Accumulated Depreciation	$ 2,737	[4]
Date of Construction	2016/2017	[4]
Date Acquired	Feb. 01, 2017	[4]
Ft Pierce | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,765	[1]
Initial Cost to Company, Land	1,153
Initial Cost to Company, Buildings and Improvements	12,398
Initial Cost to Company, Total	13,551
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	523
Gross Carrying Amount, Land	1,153
Gross Carrying Amount, Buildings and Improvements	12,923
Gross Carrying Amount, Total	14,076	[2]
Accumulated Depreciation	$ 2,422
Date of Construction	2008
Date Acquired	Jan. 24, 2019
Russell Blvd, Las Vegas II | Nevada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,434	[3]
Initial Cost to Company, Buildings and Improvements	15,449	[3]
Initial Cost to Company, Total	18,883	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	874	[3]
Gross Carrying Amount, Land	3,510	[3]
Gross Carrying Amount, Buildings and Improvements	16,249	[3]
Gross Carrying Amount, Total	19,759	[2],[3]
Accumulated Depreciation	$ 3,772	[3]
Date of Construction	1996	[3]
Date Acquired	Jan. 24, 2019	[3]
Jones Blvd, Las Vegas I | Nevada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,975	[3]
Initial Cost to Company, Buildings and Improvements	12,565	[3]
Initial Cost to Company, Total	14,540	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	271	[3]
Gross Carrying Amount, Land	1,975	[3]
Gross Carrying Amount, Buildings and Improvements	12,837	[3]
Gross Carrying Amount, Total	14,812	[2],[3]
Accumulated Depreciation	$ 2,399	[3]
Date of Construction	1999	[3]
Date Acquired	Jan. 24, 2019	[3]
Airport Rd, Colorado Springs | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 870	[3]
Initial Cost to Company, Buildings and Improvements	7,878	[3]
Initial Cost to Company, Total	8,748	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	366	[3]
Gross Carrying Amount, Land	870	[3]
Gross Carrying Amount, Buildings and Improvements	8,244	[3]
Gross Carrying Amount, Total	9,114	[2],[3]
Accumulated Depreciation	$ 1,666	[3]
Date of Construction	1983	[3]
Date Acquired	Jan. 24, 2019	[3]
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,260	[3]
Initial Cost to Company, Buildings and Improvements	6,996	[3]
Initial Cost to Company, Total	8,256	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	527	[3]
Gross Carrying Amount, Land	1,260	[3]
Gross Carrying Amount, Buildings and Improvements	7,523	[3]
Gross Carrying Amount, Total	8,783	[2],[3]
Accumulated Depreciation	$ 1,595	[3]
Date of Construction	1980	[3]
Date Acquired	Jan. 24, 2019	[3]
Stockton | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 784	[3]
Initial Cost to Company, Buildings and Improvements	7,706	[3]
Initial Cost to Company, Total	8,490	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	247	[3]
Gross Carrying Amount, Land	784	[3]
Gross Carrying Amount, Buildings and Improvements	7,955	[3]
Gross Carrying Amount, Total	8,739	[2],[3]
Accumulated Depreciation	$ 1,639	[3]
Date of Construction	1984	[3]
Date Acquired	Jan. 24, 2019	[3]
Azusa | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,385	[3]
Initial Cost to Company, Buildings and Improvements	9,154	[3]
Initial Cost to Company, Total	13,539	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	247	[3]
Gross Carrying Amount, Land	4,385	[3]
Gross Carrying Amount, Buildings and Improvements	9,400	[3]
Gross Carrying Amount, Total	13,785	[2],[3]
Accumulated Depreciation	$ 1,836	[3]
Date of Construction	1986	[3]
Date Acquired	Jan. 24, 2019	[3]
Romeoville | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 965	[3]
Initial Cost to Company, Buildings and Improvements	5,755	[3]
Initial Cost to Company, Total	6,720	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	377	[3]
Gross Carrying Amount, Land	965	[3]
Gross Carrying Amount, Buildings and Improvements	6,133	[3]
Gross Carrying Amount, Total	7,098	[2],[3]
Accumulated Depreciation	$ 1,359	[3]
Date of Construction	1986	[3]
Date Acquired	Jan. 24, 2019	[3]
Elgin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,162	[3]
Initial Cost to Company, Buildings and Improvements	2,895	[3]
Initial Cost to Company, Total	4,057	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	201	[3]
Gross Carrying Amount, Land	1,162	[3]
Gross Carrying Amount, Buildings and Improvements	3,096	[3]
Gross Carrying Amount, Total	4,258	[2],[3]
Accumulated Depreciation	$ 858	[3]
Date of Construction	1986	[3]
Date Acquired	Jan. 24, 2019	[3]
San Antonio I | Texas | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,603	[3]
Initial Cost to Company, Buildings and Improvements	9,196	[3]
Initial Cost to Company, Total	10,799	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	221	[3]
Gross Carrying Amount, Land	1,603	[3]
Gross Carrying Amount, Buildings and Improvements	9,417	[3]
Gross Carrying Amount, Total	11,020	[2],[3]
Accumulated Depreciation	$ 1,865	[3]
Date of Construction	1998	[3]
Date Acquired	Jan. 24, 2019	[3]
Kingwood | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,016	[3]
Initial Cost to Company, Buildings and Improvements	9,359	[3]
Initial Cost to Company, Total	10,375	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	380	[3]
Gross Carrying Amount, Land	1,016	[3]
Gross Carrying Amount, Buildings and Improvements	9,738	[3]
Gross Carrying Amount, Total	10,754	[2],[3]
Accumulated Depreciation	$ 1,990	[3]
Date of Construction	2001	[3]
Date Acquired	Jan. 24, 2019	[3]
Aurora III | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,678	[3]
Initial Cost to Company, Buildings and Improvements	5,958	[3]
Initial Cost to Company, Total	7,636	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	138	[3]
Gross Carrying Amount, Land	1,678	[3]
Gross Carrying Amount, Buildings and Improvements	6,096	[3]
Gross Carrying Amount, Total	7,774	[2],[3]
Accumulated Depreciation	$ 1,592	[3]
Date of Construction	2015	[3]
Date Acquired	Jan. 24, 2019	[3]
Stoney Creek I | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,144	[1],[4]
Initial Cost to Company, Land	2,363	[4]
Initial Cost to Company, Buildings and Improvements	8,154	[4]
Initial Cost to Company, Total	10,517	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(638)	[4],[5]
Gross Carrying Amount, Land	2,195	[4]
Gross Carrying Amount, Buildings and Improvements	7,684	[4]
Gross Carrying Amount, Total	9,879	[2],[3]
Accumulated Depreciation	$ 1,555	[4]
Date Acquired	Jan. 24, 2019	[4]
Torbarrie | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,836	[1],[4]
Initial Cost to Company, Land	2,714	[4]
Initial Cost to Company, Buildings and Improvements	5,263	[4]
Initial Cost to Company, Total	7,977	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	7,047	[4],[5]
Gross Carrying Amount, Land	2,521	[4]
Gross Carrying Amount, Buildings and Improvements	12,504	[4]
Gross Carrying Amount, Total	15,025	[2],[3]
Accumulated Depreciation	$ 2,279	[4]
Date of Construction	1980	[4]
Date Acquired	Jan. 24, 2019	[4]
Baseline | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,307	[3]
Initial Cost to Company, Buildings and Improvements	11,385	[3]
Initial Cost to Company, Total	12,692	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	244	[3]
Gross Carrying Amount, Land	1,307	[3]
Gross Carrying Amount, Buildings and Improvements	11,629	[3]
Gross Carrying Amount, Total	12,936	[2],[3]
Accumulated Depreciation	$ 2,375	[3]
Date of Construction	2016	[3]
Date Acquired	Jan. 24, 2019	[3]
3173 Sweeten Creek Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,036	[3]
Initial Cost to Company, Buildings and Improvements	8,765	[3]
Initial Cost to Company, Total	9,801	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,235	[3]
Gross Carrying Amount, Land	1,036	[3]
Gross Carrying Amount, Buildings and Improvements	9,999	[3]
Gross Carrying Amount, Total	11,035	[2],[3]
Accumulated Depreciation	$ 1,864	[3]
Date of Construction	1982	[3]
Date Acquired	Jan. 24, 2019	[3]
Elk Grove | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,384	[3]
Initial Cost to Company, Buildings and Improvements	6,000	[3]
Initial Cost to Company, Total	8,384	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	1,496	[3]
Gross Carrying Amount, Land	2,384	[3]
Gross Carrying Amount, Buildings and Improvements	7,496	[3]
Gross Carrying Amount, Total	9,880	[2],[3]
Accumulated Depreciation	$ 1,437	[3]
Date of Construction	2016	[3]
Date Acquired	Jan. 24, 2019	[3]
Garden Grove | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 8,076	[3]
Initial Cost to Company, Buildings and Improvements	13,152	[3]
Initial Cost to Company, Total	21,228	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	319	[3]
Gross Carrying Amount, Land	8,076	[3]
Gross Carrying Amount, Buildings and Improvements	13,472	[3]
Gross Carrying Amount, Total	21,548	[2],[3]
Accumulated Depreciation	$ 2,673	[3]
Date of Construction	2017	[3]
Date Acquired	Jan. 24, 2019	[3]
Deaverview Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,449	[3]
Initial Cost to Company, Buildings and Improvements	4,412	[3]
Initial Cost to Company, Total	5,861	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	330	[3]
Gross Carrying Amount, Land	1,449	[3]
Gross Carrying Amount, Buildings and Improvements	4,742	[3]
Gross Carrying Amount, Total	6,191	[2],[3]
Accumulated Depreciation	$ 1,080	[3]
Date of Construction	1992	[3]
Date Acquired	Jan. 24, 2019	[3]
Highland Center Blvd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,764	[3]
Initial Cost to Company, Buildings and Improvements	4,823	[3]
Initial Cost to Company, Total	6,587	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	322	[3]
Gross Carrying Amount, Land	1,764	[3]
Gross Carrying Amount, Buildings and Improvements	5,145	[3]
Gross Carrying Amount, Total	6,909	[2],[3]
Accumulated Depreciation	$ 1,136	[3]
Date of Construction	1994	[3]
Date Acquired	Jan. 24, 2019	[3]
Sarasota | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,084	[3]
Initial Cost to Company, Buildings and Improvements	7,360	[3]
Initial Cost to Company, Total	8,444	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	342	[3]
Gross Carrying Amount, Land	1,084	[3]
Gross Carrying Amount, Buildings and Improvements	7,702	[3]
Gross Carrying Amount, Total	8,786	[2],[3]
Accumulated Depreciation	$ 1,456	[3]
Date of Construction	2017	[3]
Date Acquired	Jan. 24, 2019	[3]
Mount Pleasant | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,055	[3]
Initial Cost to Company, Buildings and Improvements	5,679	[3]
Initial Cost to Company, Total	6,734	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	143	[3]
Gross Carrying Amount, Land	1,055	[3]
Gross Carrying Amount, Buildings and Improvements	5,821	[3]
Gross Carrying Amount, Total	6,876	[2],[3]
Accumulated Depreciation	$ 1,102	[3]
Date of Construction	2016	[3]
Date Acquired	Jan. 24, 2019	[3]
Nantucket | Massachusetts
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 20,207	[1]
Initial Cost to Company, Land	5,855
Initial Cost to Company, Buildings and Improvements	33,211
Initial Cost to Company, Total	39,066
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	238
Gross Carrying Amount, Land	5,855
Gross Carrying Amount, Buildings and Improvements	33,448
Gross Carrying Amount, Total	39,303	[2]
Accumulated Depreciation	$ 6,060
Date of Construction	2002
Date Acquired	Jan. 24, 2019
Pembroke Pines | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,147	[3]
Initial Cost to Company, Buildings and Improvements	14,296	[3]
Initial Cost to Company, Total	17,443	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	161	[3]
Gross Carrying Amount, Land	3,147	[3]
Gross Carrying Amount, Buildings and Improvements	14,457	[3]
Gross Carrying Amount, Total	17,604	[2],[3]
Accumulated Depreciation	$ 2,784	[3]
Date of Construction	2018	[3]
Date Acquired	Jan. 24, 2019	[3]
Riverview | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,593	[3]
Initial Cost to Company, Buildings and Improvements	7,102	[3]
Initial Cost to Company, Total	8,695	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	3,375	[3]
Gross Carrying Amount, Land	2,406	[3]
Gross Carrying Amount, Buildings and Improvements	9,665	[3]
Gross Carrying Amount, Total	12,071	[2],[3]
Accumulated Depreciation	$ 1,816	[3]
Date of Construction	2018	[3]
Date Acquired	Jan. 24, 2019	[3]
Eastlake | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,120	[3]
Initial Cost to Company, Buildings and Improvements	15,418	[3]
Initial Cost to Company, Total	17,538	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	179	[3]
Gross Carrying Amount, Land	2,120	[3]
Gross Carrying Amount, Buildings and Improvements	15,597	[3]
Gross Carrying Amount, Total	17,717	[2],[3]
Accumulated Depreciation	$ 2,769	[3]
Date of Construction	2018	[3]
Date Acquired	Jan. 24, 2019	[3]
McKinney | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,177	[3]
Initial Cost to Company, Buildings and Improvements	9,321	[3]
Initial Cost to Company, Total	11,498	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	270	[3]
Gross Carrying Amount, Land	2,102	[3]
Gross Carrying Amount, Buildings and Improvements	9,666	[3]
Gross Carrying Amount, Total	11,768	[2],[3]
Accumulated Depreciation	$ 1,837	[3]
Date of Construction	2016	[3]
Date Acquired	Jan. 24, 2019	[3]
Hualapai Way, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 743	[3]
Initial Cost to Company, Buildings and Improvements	9,019	[3]
Initial Cost to Company, Total	9,762	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	113	[3]
Gross Carrying Amount, Land	743	[3]
Gross Carrying Amount, Buildings and Improvements	9,132	[3]
Gross Carrying Amount, Total	9,875	[2],[3]
Accumulated Depreciation	$ 1,728	[3]
Date of Construction	2018	[3]
Date Acquired	Jan. 24, 2019	[3]
Gilbert | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,380	[3]
Initial Cost to Company, Buildings and Improvements	9,021	[3]
Initial Cost to Company, Total	10,401	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	386	[3]
Gross Carrying Amount, Land	1,038	[3]
Gross Carrying Amount, Buildings and Improvements	9,749	[3]
Gross Carrying Amount, Total	10,787	[2],[3]
Accumulated Depreciation	$ 1,759	[3]
Date of Construction	2019	[3]
Date Acquired	Jul. 11, 2019	[3]
Industrial, Jensen Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,009	[1]
Initial Cost to Company, Land	894
Initial Cost to Company, Buildings and Improvements	6,969
Initial Cost to Company, Total	7,863
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	46
Gross Carrying Amount, Land	894
Gross Carrying Amount, Buildings and Improvements	7,016
Gross Carrying Amount, Total	7,910	[2]
Accumulated Depreciation	$ 888
Date of Construction	1979
Date Acquired	Mar. 17, 2021
Emmett F Lowry Expy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,112	[1]
Initial Cost to Company, Land	940
Initial Cost to Company, Buildings and Improvements	8,643
Initial Cost to Company, Total	9,583
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	247
Gross Carrying Amount, Land	940
Gross Carrying Amount, Buildings and Improvements	8,890
Gross Carrying Amount, Total	9,830	[2]
Accumulated Depreciation	$ 1,114
Date of Construction	2010
Date Acquired	Mar. 17, 2021
Van Buren Blvd, Riverside II | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,510	[1]
Initial Cost to Company, Land	2,308
Initial Cost to Company, Buildings and Improvements	7,393
Initial Cost to Company, Total	9,701
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	282
Gross Carrying Amount, Land	2,308
Gross Carrying Amount, Buildings and Improvements	7,676
Gross Carrying Amount, Total	9,984	[2]
Accumulated Depreciation	$ 919
Date of Construction	1984
Date Acquired	Mar. 17, 2021
Las Vegas Blvd, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,413	[1]
Initial Cost to Company, Land	923
Initial Cost to Company, Buildings and Improvements	11,036
Initial Cost to Company, Total	11,959
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	126
Gross Carrying Amount, Land	923
Gross Carrying Amount, Buildings and Improvements	11,161
Gross Carrying Amount, Total	12,084	[2]
Accumulated Depreciation	$ 1,269
Date of Construction	1996
Date Acquired	Mar. 17, 2021
Goodlette Rd, Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,468	[3]
Initial Cost to Company, Buildings and Improvements	18,647	[3]
Initial Cost to Company, Total	21,115	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	631	[3]
Gross Carrying Amount, Land	2,468	[3]
Gross Carrying Amount, Buildings and Improvements	19,278	[3]
Gross Carrying Amount, Total	21,746	[2],[3]
Accumulated Depreciation	$ 2,215	[3]
Date of Construction	2001	[3]
Date Acquired	Mar. 17, 2021	[3]
Centennial Pkwy, LV II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,118	[1]
Initial Cost to Company, Land	1,397
Initial Cost to Company, Buildings and Improvements	15,194
Initial Cost to Company, Total	16,591
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	74
Gross Carrying Amount, Land	1,397
Gross Carrying Amount, Buildings and Improvements	15,267
Gross Carrying Amount, Total	16,664	[2]
Accumulated Depreciation	$ 1,798
Date of Construction	2006
Date Acquired	Mar. 17, 2021
Texas Ave, College Station | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,530	[3]
Initial Cost to Company, Buildings and Improvements	5,584	[3]
Initial Cost to Company, Total	9,114	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	217	[3]
Gross Carrying Amount, Land	3,530	[3]
Gross Carrying Amount, Buildings and Improvements	5,800	[3]
Gross Carrying Amount, Total	9,330	[2],[3]
Accumulated Depreciation	$ 809	[3]
Date of Construction	2004	[3]
Date Acquired	Mar. 17, 2021	[3]
Meridian Ave, Puyallup | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,616	[1]
Initial Cost to Company, Land	5,748
Initial Cost to Company, Buildings and Improvements	9,884
Initial Cost to Company, Total	15,632
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	254
Gross Carrying Amount, Land	5,748
Gross Carrying Amount, Buildings and Improvements	10,138
Gross Carrying Amount, Total	15,886	[2]
Accumulated Depreciation	$ 1,417
Date of Construction	1990
Date Acquired	Mar. 17, 2021
Westheimer Pkwy, Katy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,213	[3]
Initial Cost to Company, Buildings and Improvements	6,424	[3]
Initial Cost to Company, Total	7,637	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	40	[3]
Gross Carrying Amount, Land	1,213	[3]
Gross Carrying Amount, Buildings and Improvements	6,464	[3]
Gross Carrying Amount, Total	7,677	[2],[3]
Accumulated Depreciation	$ 773	[3]
Date of Construction	2003	[3]
Date Acquired	Mar. 17, 2021	[3]
FM 1488, The Woodlands II | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,946	[3]
Initial Cost to Company, Buildings and Improvements	8,906	[3]
Initial Cost to Company, Total	10,852	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	113	[3]
Gross Carrying Amount, Land	1,946	[3]
Gross Carrying Amount, Buildings and Improvements	9,019	[3]
Gross Carrying Amount, Total	10,965	[2],[3]
Accumulated Depreciation	$ 1,136	[3]
Date of Construction	2007	[3]
Date Acquired	Mar. 17, 2021	[3]
Hwy 290, Cypress | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,832	[3]
Initial Cost to Company, Buildings and Improvements	5,260	[3]
Initial Cost to Company, Total	8,092	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	133	[3]
Gross Carrying Amount, Land	2,832	[3]
Gross Carrying Amount, Buildings and Improvements	5,393	[3]
Gross Carrying Amount, Total	8,225	[2],[3]
Accumulated Depreciation	$ 732	[3]
Date of Construction	2002	[3]
Date Acquired	Mar. 17, 2021	[3]
Lake Houston Pkwy, Humble | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,476	[3]
Initial Cost to Company, Buildings and Improvements	6,539	[3]
Initial Cost to Company, Total	9,015	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	111	[3]
Gross Carrying Amount, Land	2,476	[3]
Gross Carrying Amount, Buildings and Improvements	6,651	[3]
Gross Carrying Amount, Total	9,127	[2],[3]
Accumulated Depreciation	$ 966	[3]
Date of Construction	2004	[3]
Date Acquired	Mar. 17, 2021	[3]
Gosling Rd, The Woodlands | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,249	[3]
Initial Cost to Company, Buildings and Improvements	7,314	[3]
Initial Cost to Company, Total	8,563	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	113	[3]
Gross Carrying Amount, Land	1,249	[3]
Gross Carrying Amount, Buildings and Improvements	7,427	[3]
Gross Carrying Amount, Total	8,676	[2],[3]
Accumulated Depreciation	$ 931	[3]
Date of Construction	2002	[3]
Date Acquired	Mar. 17, 2021	[3]
Queenston Blvd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 778	[3]
Initial Cost to Company, Buildings and Improvements	5,242	[3]
Initial Cost to Company, Total	6,020	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	334	[3]
Gross Carrying Amount, Land	778	[3]
Gross Carrying Amount, Buildings and Improvements	5,577	[3]
Gross Carrying Amount, Total	6,355	[2],[3]
Accumulated Depreciation	$ 723	[3]
Date of Construction	2007	[3]
Date Acquired	Mar. 17, 2021	[3]
Jim Johnson Rd, Plant City | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,722	[1]
Initial Cost to Company, Land	1,177
Initial Cost to Company, Buildings and Improvements	20,046
Initial Cost to Company, Total	21,223
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	208
Gross Carrying Amount, Land	1,177
Gross Carrying Amount, Buildings and Improvements	20,254
Gross Carrying Amount, Total	21,431	[2]
Accumulated Depreciation	$ 2,869
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Frelinghuysen Ave, Newark | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,701	[3]
Initial Cost to Company, Buildings and Improvements	24,755	[3]
Initial Cost to Company, Total	35,456	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	2,000	[3]
Gross Carrying Amount, Land	10,701	[3]
Gross Carrying Amount, Buildings and Improvements	26,754	[3]
Gross Carrying Amount, Total	37,455	[2],[3]
Accumulated Depreciation	$ 3,370	[3]
Date of Construction	1931	[3]
Date Acquired	Mar. 17, 2021	[3]
Redmond Fall City Rd, Redmond | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,875	[3]
Initial Cost to Company, Buildings and Improvements	7,061	[3]
Initial Cost to Company, Total	10,936	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	111	[3]
Gross Carrying Amount, Land	3,875	[3]
Gross Carrying Amount, Buildings and Improvements	7,172	[3]
Gross Carrying Amount, Total	11,047	[2],[3]
Accumulated Depreciation	$ 966	[3]
Date of Construction	1997	[3]
Date Acquired	Mar. 17, 2021	[3]
Greenway Rd, Surprise | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,340	[3]
Initial Cost to Company, Buildings and Improvements	7,588	[3]
Initial Cost to Company, Total	8,928	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	93	[3]
Gross Carrying Amount, Land	1,340	[3]
Gross Carrying Amount, Buildings and Improvements	7,681	[3]
Gross Carrying Amount, Total	9,021	[2],[3]
Accumulated Depreciation	$ 949	[3]
Date of Construction	2019	[3]
Date Acquired	Mar. 17, 2021	[3]
Marshall Farms Rd, Ocoee | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,253	[3]
Initial Cost to Company, Buildings and Improvements	10,931	[3]
Initial Cost to Company, Total	12,184	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	291	[3]
Gross Carrying Amount, Land	1,252	[3]
Gross Carrying Amount, Buildings and Improvements	11,223	[3]
Gross Carrying Amount, Total	12,475	[2],[3]
Accumulated Depreciation	$ 1,284	[3]
Date of Construction	2019	[3]
Date Acquired	Mar. 17, 2021	[3]
Ardrey Kell Rd, Charlotte | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,316	[3]
Initial Cost to Company, Buildings and Improvements	15,140	[3]
Initial Cost to Company, Total	16,456	[3]
Gross Carrying Amount, Land	1,315	[3]
Gross Carrying Amount, Buildings and Improvements	15,140	[3]
Gross Carrying Amount, Total	16,455	[2],[3]
Accumulated Depreciation	$ 1,738	[3]
Date of Construction	2018	[3]
Date Acquired	Mar. 17, 2021	[3]
University City Blvd, Charlotte II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,135	[3]
Initial Cost to Company, Buildings and Improvements	11,302	[3]
Initial Cost to Company, Total	12,437	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	37	[3]
Gross Carrying Amount, Land	1,134	[3]
Gross Carrying Amount, Buildings and Improvements	11,338	[3]
Gross Carrying Amount, Total	12,472	[2],[3]
Accumulated Depreciation	$ 1,333	[3]
Date of Construction	2017	[3]
Date Acquired	Mar. 17, 2021	[3]
Hydraulic Rd, Charlottesville | Virginia
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,846	[3]
Initial Cost to Company, Buildings and Improvements	16,268	[3]
Initial Cost to Company, Total	18,114	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	215	[3]
Gross Carrying Amount, Land	1,846	[3]
Gross Carrying Amount, Buildings and Improvements	16,484	[3]
Gross Carrying Amount, Total	18,330	[2],[3]
Accumulated Depreciation	$ 1,856	[3]
Date of Construction	2017	[3]
Date Acquired	Mar. 17, 2021	[3]
Metcalf St, Escondido | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,019	[3]
Initial Cost to Company, Buildings and Improvements	18,019	[3]
Initial Cost to Company, Total	19,038	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	193	[3]
Gross Carrying Amount, Land	1,019	[3]
Gross Carrying Amount, Buildings and Improvements	18,213	[3]
Gross Carrying Amount, Total	19,232	[2],[3]
Accumulated Depreciation	$ 2,022	[3]
Date of Construction	2019	[3]
Date Acquired	Mar. 17, 2021	[3]
Tamiami Trail, Punta Gorda | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,035	[3]
Initial Cost to Company, Buildings and Improvements	15,765	[3]
Initial Cost to Company, Total	17,800	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	264	[3]
Gross Carrying Amount, Land	2,035	[3]
Gross Carrying Amount, Buildings and Improvements	16,029	[3]
Gross Carrying Amount, Total	18,064	[2],[3]
Accumulated Depreciation	$ 1,883	[3]
Date of Construction	1992	[3]
Date Acquired	Mar. 17, 2021	[3]
Iroquois Shore Rd, Oakville III | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,641	[1],[4]
Initial Cost to Company, Land	1,423	[4]
Initial Cost to Company, Buildings and Improvements	18,638	[4]
Initial Cost to Company, Total	20,061	[4]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	(2,508)	[4],[5]
Gross Carrying Amount, Land	1,239	[4]
Gross Carrying Amount, Buildings and Improvements	16,314	[4]
Gross Carrying Amount, Total	17,553	[2],[4]
Accumulated Depreciation	$ 1,774	[4]
Date of Construction	2020	[4]
Date Acquired	Apr. 16, 2021	[4]
Van Buren Blvd, Riverside III | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,705	[3]
Initial Cost to Company, Buildings and Improvements	6,512	[3]
Initial Cost to Company, Total	10,217	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	262	[3]
Gross Carrying Amount, Land	3,705	[3]
Gross Carrying Amount, Buildings and Improvements	6,774	[3]
Gross Carrying Amount, Total	10,479	[2],[3]
Accumulated Depreciation	$ 957	[3]
Date of Construction	1996	[3]
Date Acquired	May 27, 2021	[3]
Alameda Pkwy, Lakewood | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,134	[3]
Initial Cost to Company, Buildings and Improvements	14,751	[3]
Initial Cost to Company, Total	16,885	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	524	[3]
Gross Carrying Amount, Land	2,134	[3]
Gross Carrying Amount, Buildings and Improvements	15,275	[3]
Gross Carrying Amount, Total	17,409	[2],[3]
Accumulated Depreciation	$ 1,574	[3]
Date of Construction	1998	[3]
Date Acquired	Oct. 19, 2021	[3]
Algonquin Rd, Algonquin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 717	[3]
Initial Cost to Company, Buildings and Improvements	17,439	[3]
Initial Cost to Company, Total	18,156	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	693	[3]
Gross Carrying Amount, Land	717	[3]
Gross Carrying Amount, Buildings and Improvements	18,132	[3]
Gross Carrying Amount, Total	18,849	[2],[3]
Accumulated Depreciation	$ 1,734	[3]
Date of Construction	1987	[3]
Date Acquired	Feb. 08, 2022	[3]
Pell Circle, Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,797	[3]
Initial Cost to Company, Buildings and Improvements	22,829	[3]
Initial Cost to Company, Total	24,626	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	326	[3]
Gross Carrying Amount, Land	1,797	[3]
Gross Carrying Amount, Buildings and Improvements	23,155	[3]
Gross Carrying Amount, Total	24,952	[2],[3]
Accumulated Depreciation	$ 2,053	[3]
Date of Construction	1981	[3]
Date Acquired	May 10, 2022	[3]
St. Johns Commons Rd, St. Johns | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,099	[3]
Initial Cost to Company, Buildings and Improvements	14,432	[3]
Initial Cost to Company, Total	15,531	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	178	[3]
Gross Carrying Amount, Land	1,099	[3]
Gross Carrying Amount, Buildings and Improvements	14,611	[3]
Gross Carrying Amount, Total	15,710	[2],[3]
Accumulated Depreciation	$ 1,163	[3]
Date of Construction	2017	[3]
Date Acquired	May 17, 2022	[3]
Mills Station Rd, Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,686	[3]
Initial Cost to Company, Buildings and Improvements	13,075	[3]
Initial Cost to Company, Total	15,761	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	57	[3]
Gross Carrying Amount, Land	2,686	[3]
Gross Carrying Amount, Buildings and Improvements	13,132	[3]
Gross Carrying Amount, Total	15,818	[2],[3]
Accumulated Depreciation	$ 1,158	[3]
Date of Construction	1979	[3]
Date Acquired	Jun. 01, 2022	[3]
Capitol Dr, Milwaukee | Wisconsin
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 543	[3]
Initial Cost to Company, Buildings and Improvements	9,133	[3]
Initial Cost to Company, Total	9,676	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	193	[3]
Gross Carrying Amount, Land	543	[3]
Gross Carrying Amount, Buildings and Improvements	9,326	[3]
Gross Carrying Amount, Total	9,869	[2],[3]
Accumulated Depreciation	$ 767	[3]
Date of Construction	1941	[3]
Date Acquired	Jun. 01, 2022	[3]
Happy Valley Rd, Phoenix | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,311	[3]
Initial Cost to Company, Buildings and Improvements	16,909	[3]
Initial Cost to Company, Total	18,220	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	21	[3]
Gross Carrying Amount, Land	1,311	[3]
Gross Carrying Amount, Buildings and Improvements	16,930	[3]
Gross Carrying Amount, Total	18,241	[2],[3]
Accumulated Depreciation	$ 1,342	[3]
Date of Construction	2018	[3]
Date Acquired	Jun. 01, 2022
West Rd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,066	[3]
Initial Cost to Company, Buildings and Improvements	11,782	[3]
Initial Cost to Company, Total	12,848	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	237	[3]
Gross Carrying Amount, Land	1,066	[3]
Gross Carrying Amount, Buildings and Improvements	12,020	[3]
Gross Carrying Amount, Total	13,086	[2],[3]
Accumulated Depreciation	$ 992	[3]
Date of Construction	1996	[3]
Date Acquired	Jun. 01, 2022	[3]
Bothell Everett, Mill Creek | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,814	[3]
Initial Cost to Company, Buildings and Improvements	28,675	[3]
Initial Cost to Company, Total	33,489	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	381	[3]
Gross Carrying Amount, Land	4,814	[3]
Gross Carrying Amount, Buildings and Improvements	29,056	[3]
Gross Carrying Amount, Total	33,870	[2],[3]
Accumulated Depreciation	$ 2,663	[3]
Date of Construction	2003	[3]
Date Acquired	Jun. 01, 2022	[3]
NE 12th Ave, Homestead | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,607	[3]
Initial Cost to Company, Buildings and Improvements	32,910	[3]
Initial Cost to Company, Total	34,517	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	62	[3]
Gross Carrying Amount, Land	1,607	[3]
Gross Carrying Amount, Buildings and Improvements	32,971	[3]
Gross Carrying Amount, Total	34,578	[2],[3]
Accumulated Depreciation	$ 2,525	[3]
Date of Construction	2019	[3]
Date Acquired	Jun. 01, 2022	[3]
Durango Dr, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,675	[3]
Initial Cost to Company, Buildings and Improvements	26,985	[3]
Initial Cost to Company, Total	29,660	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	16	[3]
Gross Carrying Amount, Land	2,675	[3]
Gross Carrying Amount, Buildings and Improvements	27,001	[3]
Gross Carrying Amount, Total	29,676	[2],[3]
Accumulated Depreciation	$ 2,092	[3]
Date of Construction	2019	[3]
Date Acquired	Jun. 01, 2022	[3]
State Rd 54, Lutz | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,897	[3]
Initial Cost to Company, Buildings and Improvements	23,290	[3]
Initial Cost to Company, Total	25,187	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	128	[3]
Gross Carrying Amount, Land	1,897	[3]
Gross Carrying Amount, Buildings and Improvements	23,418	[3]
Gross Carrying Amount, Total	25,315	[2],[3]
Accumulated Depreciation	$ 1,883	[3]
Date of Construction	2020	[3]
Date Acquired	Jun. 01, 2022	[3]
34th St N, St. Petersburg | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,355	[3]
Initial Cost to Company, Buildings and Improvements	26,031	[3]
Initial Cost to Company, Total	28,386	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	177	[3]
Gross Carrying Amount, Land	2,355	[3]
Gross Carrying Amount, Buildings and Improvements	26,208	[3]
Gross Carrying Amount, Total	28,563	[2],[3]
Accumulated Depreciation	$ 1,993	[3]
Date of Construction	2019	[3]
Date Acquired	Jun. 01, 2022	[3]
93rd Ave SW, Olympia | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,159	[3]
Initial Cost to Company, Buildings and Improvements	18,459	[3]
Initial Cost to Company, Total	20,618	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	106	[3]
Gross Carrying Amount, Land	2,159	[3]
Gross Carrying Amount, Buildings and Improvements	18,564	[3]
Gross Carrying Amount, Total	20,723	[2],[3]
Accumulated Depreciation	$ 1,582	[3]
Date of Construction	2006	[3]
Date Acquired	Jun. 01, 2022	[3]
Aurora IV | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,223	[3]
Initial Cost to Company, Buildings and Improvements	10,445	[3]
Initial Cost to Company, Total	11,668	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	180	[3]
Gross Carrying Amount, Land	1,223	[3]
Gross Carrying Amount, Buildings and Improvements	10,626	[3]
Gross Carrying Amount, Total	11,849	[2],[3]
Accumulated Depreciation	$ 874	[3]
Date of Construction	2018	[3]
Date Acquired	Jun. 28, 2022	[3]
Walnut Grove Ave, San Gabriel | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 9,449	[3]
Initial Cost to Company, Buildings and Improvements	14,265	[3]
Initial Cost to Company, Total	23,714	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	68	[3]
Gross Carrying Amount, Land	9,449	[3]
Gross Carrying Amount, Buildings and Improvements	14,333	[3]
Gross Carrying Amount, Total	23,782	[2],[3]
Accumulated Depreciation	$ 537	[3]
Date of Construction	2023	[3]
Date Acquired	Jul. 13, 2023	[3]
Colorado Springs II (Boychuk Ave) | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,795	[3]
Initial Cost to Company, Buildings and Improvements	7,047	[3]
Initial Cost to Company, Total	9,842	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	218	[3]
Gross Carrying Amount, Land	2,795	[3]
Gross Carrying Amount, Buildings and Improvements	7,264	[3]
Gross Carrying Amount, Total	10,059	[2],[3]
Accumulated Depreciation	$ 219	[3]
Date of Construction	2002	[3]
Date Acquired	Apr. 11, 2024	[3]
SpartanBurg | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,613	[3]
Initial Cost to Company, Buildings and Improvements	11,217	[3]
Initial Cost to Company, Total	12,830	[3]
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	94	[3]
Gross Carrying Amount, Land	1,613	[3]
Gross Carrying Amount, Buildings and Improvements	11,311	[3]
Gross Carrying Amount, Total	12,924	[2],[3]
Accumulated Depreciation	$ 160	[3]
Date of Construction	2020	[3]
Date Acquired	Jul. 16, 2024	[3]
Miami | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,855	[3]
Initial Cost to Company, Buildings and Improvements	26,553	[3]
Initial Cost to Company, Total	30,408	[3]
Gross Carrying Amount, Land	3,855	[3]
Gross Carrying Amount, Buildings and Improvements	26,553	[3]
Gross Carrying Amount, Total	30,408	[2],[3]
Accumulated Depreciation	$ 209	[3]
Date of Construction	2023	[3]
Date Acquired	Sep. 24, 2024	[3]
Nantucket II | Massachusetts
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,642	[1]
Initial Cost to Company, Land	4,330
Initial Cost to Company, Buildings and Improvements	4,909
Initial Cost to Company, Total	9,239
Gross Carrying Amount, Land	4,330
Gross Carrying Amount, Buildings and Improvements	4,909
Gross Carrying Amount, Total	9,239	[2]
Accumulated Depreciation	$ 17
Date of Construction	2016
Date Acquired	Nov. 20, 2024
Aurora V | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 17,756	[1]
Initial Cost to Company, Land	2,509
Initial Cost to Company, Buildings and Improvements	11,558
Initial Cost to Company, Total	14,067
Gross Carrying Amount, Land	2,509
Gross Carrying Amount, Buildings and Improvements	11,558
Gross Carrying Amount, Total	14,067	[2]
Accumulated Depreciation	$ 21
Date of Construction	2019
Date Acquired	Dec. 11, 2024
San Jose | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 21,845	[1]
Initial Cost to Company, Land	3,497
Initial Cost to Company, Buildings and Improvements	15,580
Initial Cost to Company, Total	19,077
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	6
Gross Carrying Amount, Land	3,497
Gross Carrying Amount, Buildings and Improvements	15,586
Gross Carrying Amount, Total	19,083	[2]
Accumulated Depreciation	$ 16
Date of Construction	2000
Date Acquired	Dec. 19, 2024
Washington, DC | District of Columbia
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 21,957	[1]
Initial Cost to Company, Land	3,362
Initial Cost to Company, Buildings and Improvements	14,236
Initial Cost to Company, Total	17,598
Gross Carrying Amount, Land	3,362
Gross Carrying Amount, Buildings and Improvements	14,236
Gross Carrying Amount, Total	17,598	[2]
Accumulated Depreciation	$ 14
Date of Construction	2019
Date Acquired	Dec. 19, 2024
Ladera Ranch | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 70,000	[1]
Initial Cost to Company, Land	30,936
Initial Cost to Company, Buildings and Improvements	36,561
Initial Cost to Company, Total	67,497
Gross Carrying Amount, Land	30,936
Gross Carrying Amount, Buildings and Improvements	36,561
Gross Carrying Amount, Total	67,497	[2]
Accumulated Depreciation	$ 35
Date of Construction	2003
Date Acquired	Dec. 20, 2024
Corporate Office | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,736	[1]
Initial Cost to Company, Land	975
Initial Cost to Company, Buildings and Improvements	5,525
Initial Cost to Company, Total	6,500
Adjustments and Costs to Land, Building and Improvements Subsequent to Acquisition	714
Gross Carrying Amount, Land	975
Gross Carrying Amount, Buildings and Improvements	6,239
Gross Carrying Amount, Total	7,214	[2]
Accumulated Depreciation	$ 1,011
Date of Construction	2018
Date Acquired	Jan. 24, 2019

[1]	Unless otherwise stated, such amount represents an allocation of the outstanding principal balance as of December 31, 2024 of the loan encumbering each property. Such property along with certain other properties serve as collateral for the respective loan on a joint and several basis. As such, the allocation amongst each property encumbering the loan was determined by allocating the loan balance, based upon the proportional historical appraised values, as applicable, as utilized by the lender at the inception of the loan.
[2]	The aggregate cost of real estate for United States federal income tax purposes is approximately $2,109 million.
[3]	The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the Credit Facility and the 2032 Private Placement Notes, and such equity interests were pledged as of December 31, 2024 for the benefit of the lenders thereunder. The outstanding principal balance of the Credit Facility and the 2032 Private Placement Notes was approximately $614.8 million and $150.0 million, respectively, as of December 31, 2024.
[4]	This property is located in Ontario, Canada.
[5]	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.
[6]	Amounts for this property’s building and improvements, and accumulated depreciation reflect the write down of the carrying value of approximately $6.5 million and $1.9 million, respectively, due to a casualty loss sustained at the property. Please see Note 3 – Real Estate of the Notes to the Consolidated Financial Statements for additional detail.